Capital Stock	12 Months Ended
Dec. 31, 2020
Capital Stock
Note 5 - Capital Stock

The Company is authorized to issue 300,000,000 shares of it $0.001 par value common stock. On September 30, 2009, the Company effected a 60-for-1 forward stock split of its $0.001 par value common stock.

Common Stock

There were 95,651,644 shares of common stock issued and outstanding as of December 31, 2020 (2019: 95,651,644).